Reverse Merger	12 Months Ended
Dec. 31, 2023
Reverse Merger [Abstract]
Reverse merger

5. Reverse merger

Optimus Healthcare Services, Inc.

On December 28, 2020, the Company (Optimus Healthcare Services, Inc – a Florida corporation) acquired 100% of the outstanding equity interests in Optimus Healthcare Services, Inc., a Delaware corporation (“Optimus”) in exchange for 9,998,899 shares of its Series A convertible preferred stock and 18,000,000 shares of its common stock. The Series A Preferred Stock votes and is convertible at a rate of 1 preferred share to 1.25 common shares. As a result of the transaction, Optimus shareholders acquired approximately 73% of the voting shares in the Company and was reflected as the accounting acquirer in the transaction.

On November 6, 2020, Optimus acquired 51% of Clinical Research Alliance Acquisition Corp. (“CRAAC”) as a founder. On that date, neither entity had any assets or operations.

On November 25, 2020, CRAAC acquired 100% of the outstanding equity interest in in Clinical Research Alliance, Inc. (“CRA”). The Company determined that CRA was the accounting acquirer in the transaction. On December 1, 2021, Optimus exchanged $425,000 of debt it had loaned to CRAAC for 425,000 shares of CRAAC stock. After the exchange Optimus owns 99.88% of CRAAC.

In connection with the transaction all prior officers and directors of the Company resigned (except Michael Pruitt, who subsequently resigned as a director) and new officers and directors were appointed as officers and directors of the Company. In connection with this transaction, the former CEO agreed to return 5,000,000 shares of common stock.

In connection with this transaction, the Company filed a certificate of amendment to its Articles of Incorporation with the State of Florida changing its name to “Optimus Healthcare Services, Inc.” (January 24, 2021).

The transaction has been accounted for as a reverse merger with Optimus Healthcare Services, Inc. as the accounting acquirer and Between Dandelions, Inc. as the accounting acquiree. The financial reporting will reflect the accounting from the perspective of Optimus (“accounting acquirer”), except for the legal capital, which has been retroactively adjusted to reflect the capital of Between Dandelions (“accounting acquiree”) in accordance with ASC 805-40-45-1. As such, the historical financial information presented are those of CRA as the beneficial accounting acquirer in the above transaction.